SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Sep. 30, 2013
Trading securities	$ 3,247,758
Derivative warrant liability	2,150,084
Fair Value, Inputs, Level 1 [Member]
Trading securities	3,247,758
Derivative warrant liability
Fair Value, Inputs, Level 2 [Member]
Trading securities
Derivative warrant liability
Fair Value, Inputs, Level 3 [Member]
Trading securities
Derivative warrant liability	$ 2,150,084